SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 2,765,146	$ 2,744,024
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	1,133,092	1,036,476
Dogness Technology [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	139,292	58,379
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 1,272,384	$ 1,094,855